CONTINGENT ASSETS AND LIABILITIES (Details) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($) a Patent $ / shares
Titan Project [Member]
Contingent Assets and Liabilities [Abstract]
Surface area of property allowed for lease or purchase (in acres) | a	10,618
Blacksand [Member]
Contingent Assets and Liabilities [Abstract]
Ownership interests to be purchased with exclusive option	100.00%
Amount to be paid upon exercise of option to purchase	$ 12
Purchase price of shares as percent of VWAP of stock price	75.00%
Period of trading days	10 days
Amount of commitment to invest upon exercise of option to purchase	$ 1
Period of investment upon exercise of option to purchase	3 years
Percent of cumulative net sales to be paid as royalty	0.50%
Threshold of assets and properties for royalty payment	$ 300
Blacksand [Member] | Minimum [Member]
Contingent Assets and Liabilities [Abstract]
Number of global patents owned | Patent	40
Percent of purchase price to be paid in shares	22.50%
Share price upon exercise of option to purchase (in dollars per share) | $ / shares	$ 0.85
Blacksand [Member] | Maximum [Member]
Contingent Assets and Liabilities [Abstract]
Percent of purchase price to be paid in shares	30.00%
Share price upon exercise of option to purchase (in dollars per share) | $ / shares	$ 3.00